UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS RREEF Real Estate Securities Fund

Class A: RRRAX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	1.00%

Gross expense ratio as of the latest prospectus: 0.99%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	36%
Residential REITs	16%
Retail REITs	14%
Industrial REITs	13%
Health Care REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%
Total	99%

Top Ten Holdings

Holdings	57.3% of Net Assets
American Tower Corp.	9.7%
Prologis, Inc.	7.0%
Welltower, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Digital Realty Trust, Inc.	6.1%
Simon Property Group, Inc.	4.9%
Iron Mountain, Inc.	4.9%
Essex Property Trust, Inc.	4.2%
CubeSmart	3.9%
Equinix, Inc.	3.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRESF-TSRS-A

 R-101801-1 (8/24)

DWS RREEF Real Estate Securities Fund

Class C: RRRCX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.73%

Gross expense ratio as of the latest prospectus: 1.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	36%
Residential REITs	16%
Retail REITs	14%
Industrial REITs	13%
Health Care REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%
Total	99%

Top Ten Holdings

Holdings	57.3% of Net Assets
American Tower Corp.	9.7%
Prologis, Inc.	7.0%
Welltower, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Digital Realty Trust, Inc.	6.1%
Simon Property Group, Inc.	4.9%
Iron Mountain, Inc.	4.9%
Essex Property Trust, Inc.	4.2%
CubeSmart	3.9%
Equinix, Inc.	3.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRESF-TSRS-C

 R-101801-1 (8/24)

DWS RREEF Real Estate Securities Fund

Class R: RRRSX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.29%

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	36%
Residential REITs	16%
Retail REITs	14%
Industrial REITs	13%
Health Care REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%
Total	99%

Top Ten Holdings

Holdings	57.3% of Net Assets
American Tower Corp.	9.7%
Prologis, Inc.	7.0%
Welltower, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Digital Realty Trust, Inc.	6.1%
Simon Property Group, Inc.	4.9%
Iron Mountain, Inc.	4.9%
Essex Property Trust, Inc.	4.2%
CubeSmart	3.9%
Equinix, Inc.	3.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRESF-TSRS-R

 R-101801-1 (8/24)

DWS RREEF Real Estate Securities Fund

Class R6: RRRZX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.54%

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	36%
Residential REITs	16%
Retail REITs	14%
Industrial REITs	13%
Health Care REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%
Total	99%

Top Ten Holdings

Holdings	57.3% of Net Assets
American Tower Corp.	9.7%
Prologis, Inc.	7.0%
Welltower, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Digital Realty Trust, Inc.	6.1%
Simon Property Group, Inc.	4.9%
Iron Mountain, Inc.	4.9%
Essex Property Trust, Inc.	4.2%
CubeSmart	3.9%
Equinix, Inc.	3.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRESF-TSRS-R6

 R-101801-1 (8/24)

DWS RREEF Real Estate Securities Fund

Class S: RRREX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$38	0.76%

Gross expense ratio as of the latest prospectus: 0.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	36%
Residential REITs	16%
Retail REITs	14%
Industrial REITs	13%
Health Care REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%
Total	99%

Top Ten Holdings

Holdings	57.3% of Net Assets
American Tower Corp.	9.7%
Prologis, Inc.	7.0%
Welltower, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Digital Realty Trust, Inc.	6.1%
Simon Property Group, Inc.	4.9%
Iron Mountain, Inc.	4.9%
Essex Property Trust, Inc.	4.2%
CubeSmart	3.9%
Equinix, Inc.	3.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRESF-TSRS-S

 R-101801-1 (8/24)

DWS RREEF Real Estate Securities Fund

Institutional Class: RRRRX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.62%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	36%
Residential REITs	16%
Retail REITs	14%
Industrial REITs	13%
Health Care REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%
Total	99%

Top Ten Holdings

Holdings	57.3% of Net Assets
American Tower Corp.	9.7%
Prologis, Inc.	7.0%
Welltower, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Digital Realty Trust, Inc.	6.1%
Simon Property Group, Inc.	4.9%
Iron Mountain, Inc.	4.9%
Essex Property Trust, Inc.	4.2%
CubeSmart	3.9%
Equinix, Inc.	3.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRESF-TSRS-I

 R-101801-1 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2024
Semiannual Financial Statements and Other Information
DWS RREEF Real Estate Securities Fund

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
16	Notes to Financial Statements
27	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS RREEF Real Estate Securities Fund

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Real Estate 99.1%
Diversified REITs 2.6%
Essential Properties Realty Trust, Inc.	1,029,540	28,528,553
Health Care REITs 11.6%
Alexandria Real Estate Equities, Inc.	6,898	806,859
American Healthcare REIT, Inc. (a)	730,255	10,669,025
CareTrust REIT, Inc.	522,243	13,108,299
Ventas, Inc.	524,984	26,910,680
Welltower, Inc.	715,855	74,627,884
		126,122,747
Hotel & Resort REITs 2.6%
Host Hotels & Resorts, Inc.	605,075	10,879,249
Ryman Hospitality Properties, Inc.	177,319	17,707,075
		28,586,324
Industrial REITs 13.4%
EastGroup Properties, Inc.	182,270	31,004,127
First Industrial Realty Trust, Inc.	439,056	20,859,551
Prologis, Inc.	682,380	76,638,098
STAG Industrial, Inc.	483,757	17,444,277
		145,946,053
Office REITs 2.5%
SL Green Realty Corp. (a)	471,051	26,680,329
Residential REITs 16.3%
American Homes 4 Rent “A”	961,374	35,724,658
AvalonBay Communities, Inc.	326,483	67,546,068
Equity LifeStyle Properties, Inc.	86,860	5,657,192
Essex Property Trust, Inc.	169,253	46,070,667
Independence Realty Trust, Inc. (a)	316,727	5,935,464
NexPoint Residential Trust, Inc.	41,734	1,648,910
Sun Communities, Inc.	120,748	14,530,814
		177,113,773
Retail REITs 14.0%
Agree Realty Corp.	431,249	26,711,563
Brixmor Property Group, Inc.	974,859	22,509,494
Federal Realty Investment Trust	225,727	22,791,655
NETSTREIT Corp.	991,000	15,955,100
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	3

	Shares	Value ($)
Simon Property Group, Inc.	351,786	53,401,115
The Macerich Co.	739,075	11,411,318
		152,780,245
Specialized REITs 36.1%
American Tower Corp.	541,258	105,209,730
Crown Castle, Inc.	229,475	22,419,708
CubeSmart	935,249	42,245,197
Digital Realty Trust, Inc.	438,978	66,746,605
Equinix, Inc.	49,828	37,699,865
Iron Mountain, Inc.	592,360	53,087,303
Lamar Advertising Co. “A”	160,003	19,125,159
Public Storage	127,635	36,714,208
VICI Properties, Inc.	115,191	3,299,070
Weyerhaeuser Co.	246,362	6,994,217
		393,541,062
Total Common Stocks (Cost $883,474,052)		1,079,299,086
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (b) (c) (Cost $10,366,500)	10,366,500	10,366,500
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $7,013,641)	7,013,641	7,013,641

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $900,854,193)	100.7	1,096,679,227
Other Assets and Liabilities, Net	(0.7)	(8,003,716)
Net Assets	100.0	1,088,675,511
The accompanying notes are an integral part of the financial statements.

4	|	DWS RREEF Real Estate Securities Fund

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (b) (c)
16,765,800	—	6,399,300 (d)	—	—	9,631	—	10,366,500	10,366,500
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (b)
5,600,545	93,714,057	92,300,961	—	—	131,397	—	7,013,641	7,013,641
22,366,345	93,714,057	98,700,261	—	—	141,028	—	17,380,141	17,380,141

(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $10,293,981, which is 1.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,079,299,086	$—	$—	$1,079,299,086
Short-Term Investments (a)	17,380,141	—	—	17,380,141
Total	$1,096,679,227	$—	$—	$1,096,679,227

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	5

Statement of Assets and Liabilities
as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $883,474,052) — including $10,293,981 of securities loaned	$1,079,299,086
Investment in DWS Government & Agency Securities Portfolio (cost $10,366,500)*	10,366,500
Investment in DWS Central Cash Management Government Fund (cost $7,013,641)	7,013,641
Cash	10,000
Receivable for investments sold	6,615,630
Receivable for Fund shares sold	1,126,760
Dividends receivable	4,497,952
Affiliated securities lending income receivable	1,959
Other assets	88,820
Total assets	1,109,020,348
Liabilities
Payable upon return of securities loaned	10,366,500
Payable for investments purchased	8,261,441
Payable for Fund shares redeemed	861,905
Accrued management fee	349,390
Accrued Trustees' fees	6,499
Other accrued expenses and payables	499,102
Total liabilities	20,344,837
Net assets, at value	$1,088,675,511
Net Assets Consist of
Distributable earnings (loss)	104,361,888
Paid-in capital	984,313,623
Net assets, at value	$1,088,675,511
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

6	|	DWS RREEF Real Estate Securities Fund

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($154,079,020 ÷ 7,496,831 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.55
Maximum offering price per share (100 ÷ 94.25 of $20.55)	$21.80
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,686,317 ÷ 176,675 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.86
Class R
Net Asset Value, offering and redemption price per share ($20,489,693 ÷ 996,674 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.56
Class R6
Net Asset Value, offering and redemption price per share ($287,094,309 ÷ 13,993,206 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.52
Class S
Net Asset Value, offering and redemption price per share ($93,789,897 ÷ 4,531,790 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.70
Institutional Class
Net Asset Value, offering and redemption price per share ($529,536,275 ÷ 25,819,616 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.51
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	7

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends	$19,399,473
Income distributions — DWS Central Cash Management Government Fund	131,397
Affiliated securities lending income	9,631
Total income	19,540,501
Expenses:
Management fee	2,125,771
Administration fee	518,678
Services to shareholders	545,903
Distribution and service fees	260,573
Custodian fee	7,991
Professional fees	49,166
Reports to shareholders	44,548
Registration fees	46,348
Trustees' fees and expenses	24,930
Other	34,491
Total expenses	3,658,399
Net investment income	15,882,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(8,882,332)
Change in net unrealized appreciation (depreciation) on investments	(20,426,876)
Net gain (loss)	(29,309,208)
Net increase (decrease) in net assets resulting from operations	$(13,427,106)
The accompanying notes are an integral part of the financial statements.

8	|	DWS RREEF Real Estate Securities Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$15,882,102	$29,793,507
Net realized gain (loss)	(8,882,332)	(53,387,728)
Change in net unrealized appreciation (depreciation)	(20,426,876)	151,123,671
Net increase (decrease) in net assets resulting from operations	(13,427,106)	127,529,450
Distributions to shareholders:
Class A	(1,503,985)	(2,672,364)
Class C	(24,094)	(39,599)
Class R	(168,065)	(269,834)
Class R6	(3,399,367)	(5,570,631)
Class S	(1,030,280)	(1,885,309)
Institutional Class	(6,081,088)	(10,959,614)
Total distributions	(12,206,879)	(21,397,351)
Fund share transactions:
Proceeds from shares sold	119,547,418	190,651,995
Reinvestment of distributions	10,565,708	18,155,721
Payments for shares redeemed	(140,209,391)	(356,398,078)
Net increase (decrease) in net assets from Fund share transactions	(10,096,265)	(147,590,362)
Increase (decrease) in net assets	(35,730,250)	(41,458,263)
Net assets at beginning of period	1,124,405,761	1,165,864,024
Net assets at end of period	$1,088,675,511	$1,124,405,761

The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	9

Financial Highlights
DWS RREEF Real Estate Securities Fund — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$21.02	$19.09	$27.37	$20.70	$22.64	$18.91
Income (loss) from investment operations:
Net investment income[a]	.26	.45	.34	.21	.32	.35
Net realized and unrealized gain (loss)	(.53 )	1.79	(7.85)	8.47	(1.60)	5.10
Total from investment operations	(.27 )	2.24	(7.51)	8.68	(1.28)	5.45
Less distributions from:
Net investment income	(.20 )	(.31 )	(.29 )	(.27 )	(.34 )	(.37 )
Net realized gains	—	—	(.48 )	(1.74)	(.32 )	(1.35)
Total distributions	(.20 )	(.31 )	(.77 )	(2.01)	(.66 )	(1.72)
Net asset value, end of period	$20.55	$21.02	$19.09	$27.37	$20.70	$22.64
Total Return (%)[b]	(1.29)*	11.90	(27.63)	42.53	(5.20)	29.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	154	173	174	262	197	245
Ratio of expenses (%)	1.00 **	.99	.99	.97	.99	.98
Ratio of net investment income (%)	2.63 **	2.32	1.56	.86	1.61	1.55
Portfolio turnover rate (%)	58 *	84	114	114	133	134

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

10	|	DWS RREEF Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund — Class C
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$21.34	$19.38	$27.77	$20.99	$22.95	$19.15
Income (loss) from investment operations:
Net investment income[a]	.19	.30	.18	.04	.17	.19
Net realized and unrealized gain (loss)	(.54 )	1.84	(7.95)	8.57	(1.59)	5.17
Total from investment operations	(.35 )	2.14	(7.77)	8.61	(1.42)	5.36
Less distributions from:
Net investment income	(.13 )	(.18 )	(.14 )	(.09 )	(.22 )	(.21 )
Net realized gains	—	—	(.48 )	(1.74)	(.32 )	(1.35)
Total distributions	(.13 )	(.18 )	(.62 )	(1.83)	(.54 )	(1.56)
Net asset value, end of period	$20.86	$21.34	$19.38	$27.77	$20.99	$22.95
Total Return (%)[b]	(1.65)*	11.11	(28.12)	41.46	(5.84)	28.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	6	11	11	16
Ratio of expenses (%)	1.73 **	1.71	1.69	1.68	1.69	1.66
Ratio of net investment income (%)	1.87 **	1.53	.80	.15	.87	.84
Portfolio turnover rate (%)	58 *	84	114	114	133	134

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	11

DWS RREEF Real Estate Securities Fund — Class R
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$21.03	$19.10	$27.37	$20.70	$22.64	$18.91
Income (loss) from investment operations:
Net investment income[a]	.24	.39	.28	.13	.26	.27
Net realized and unrealized gain (loss)	(.54 )	1.79	(7.84)	8.47	(1.60)	5.11
Total from investment operations	(.30 )	2.18	(7.56)	8.60	(1.34)	5.38
Less distributions from:
Net investment income	(.17 )	(.25 )	(.23 )	(.19 )	(.28 )	(.30 )
Net realized gains	—	—	(.48 )	(1.74)	(.32 )	(1.35)
Total distributions	(.17 )	(.25 )	(.71 )	(1.93)	(.60 )	(1.65)
Net asset value, end of period	$20.56	$21.03	$19.10	$27.37	$20.70	$22.64
Total Return (%)	(1.44)*	11.56	(27.81)	42.09	(5.50)	28.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	21	23	35	24	30
Ratio of expenses (%)	1.29 **	1.30	1.29	1.28	1.29	1.31
Ratio of net investment income (%)	2.35 **	2.00	1.25	.52	1.30	1.22
Portfolio turnover rate (%)	58 *	84	114	114	133	134

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

12	|	DWS RREEF Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund — Class R6
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$20.99	$19.06	$27.32	$20.67	$22.60	$18.88
Income (loss) from investment operations:
Net investment income[a]	.31	.54	.45	.32	.41	.43
Net realized and unrealized gain (loss)	(.54 )	1.79	(7.85)	8.45	(1.60)	5.11
Total from investment operations	(.23 )	2.33	(7.40)	8.77	(1.19)	5.54
Less distributions from:
Net investment income	(.24 )	(.40 )	(.38 )	(.38 )	(.42 )	(.47 )
Net realized gains	—	—	(.48 )	(1.74)	(.32 )	(1.35)
Total distributions	(.24 )	(.40 )	(.86 )	(2.12)	(.74 )	(1.82)
Net asset value, end of period	$20.52	$20.99	$19.06	$27.32	$20.67	$22.60
Total Return (%)	(1.07)*	12.44	(27.27)	43.12	(4.74)	29.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	287	292	264	377	249	249
Ratio of expenses (%)	.54 **	.54	.53	.52	.54	.54
Ratio of net investment income (%)	3.12 **	2.79	2.03	1.31	2.07	1.90
Portfolio turnover rate (%)	58 *	84	114	114	133	134

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	13

DWS RREEF Real Estate Securities Fund — Class S
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$21.17	$19.23	$27.54	$20.83	$22.78	$19.02
Income (loss) from investment operations:
Net investment income[a]	.29	.50	.39	.27	.36	.39
Net realized and unrealized gain (loss)	(.53 )	1.80	(7.89)	8.51	(1.61)	5.15
Total from investment operations	(.24 )	2.30	(7.50)	8.78	(1.25)	5.54
Less distributions from:
Net investment income	(.23 )	(.36 )	(.33 )	(.33 )	(.38 )	(.43 )
Net realized gains	—	—	(.48 )	(1.74)	(.32 )	(1.35)
Total distributions	(.23 )	(.36 )	(.81 )	(2.07)	(.70 )	(1.78)
Net asset value, end of period	$20.70	$21.17	$19.23	$27.54	$20.83	$22.78
Total Return (%)	(1.15)*	12.15	(27.41)	42.78	(5.00)	29.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	94	100	113	200	168	219
Ratio of expenses (%)	.76 **	.75	.75	.77	.77	.76
Ratio of net investment income (%)	2.88 **	2.54	1.75	1.08	1.82	1.72
Portfolio turnover rate (%)	58 *	84	114	114	133	134

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS RREEF Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund — Institutional Class
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$20.98	$19.05	$27.31	$20.66	$22.60	$18.87
Income (loss) from investment operations:
Net investment income[a]	.31	.52	.43	.30	.39	.43
Net realized and unrealized gain (loss)	(.54 )	1.79	(7.84)	8.45	(1.60)	5.10
Total from investment operations	(.23 )	2.31	(7.41)	8.75	(1.21)	5.53
Less distributions from:
Net investment income	(.24 )	(.38 )	(.37 )	(.36 )	(.41 )	(.45 )
Net realized gains	—	—	(.48 )	(1.74)	(.32 )	(1.35)
Total distributions	(.24 )	(.38 )	(.85 )	(2.10)	(.73 )	(1.80)
Net asset value, end of period	$20.51	$20.98	$19.05	$27.31	$20.66	$22.60
Total Return (%)	(1.11)*	12.35	(27.35)	43.03	(4.87)	29.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	530	534	585	867	545	647
Ratio of expenses (%)	.62 **	.62	.61	.61	.63	.63
Ratio of net investment income (%)	3.04 **	2.67	1.93	1.21	1.97	1.91
Portfolio turnover rate (%)	58 *	84	114	114	133	134

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	15

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS RREEF Real Estate Securities Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

16	|	DWS RREEF Real Estate Securities Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is

DWS RREEF Real Estate Securities Fund	|	17

purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

18	|	DWS RREEF Real Estate Securities Fund

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At December 31, 2023, the Fund had net tax basis capital loss carryforwards of $68,441,526, including short-term losses ($52,741,127) and long-term losses ($15,700,399), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $932,310,741. The net unrealized appreciation for all investments based on tax cost was $164,368,486. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $209,801,585 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $45,433,099.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly

DWS RREEF Real Estate Securities Fund	|	19

attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $622,296,724 and $630,258,190, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing

20	|	DWS RREEF Real Estate Securities Fund

the Fund’s portfolio have been delegated to RREEF. RREEF is responsible for decisions to buy and sell securities for the Fund and conducts the research that leads to the purchase and sale decisions. DIMA compensates RREEF out of its management fee.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $100 million of the Fund’s average daily net assets	.565%
Next $100 million of such net assets	.465%
Next $100 million of such net assets	.415%
Over $300 million of such net assets	.365%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.398% of the Fund’s average daily net assets.
For the period from January 1, 2024 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.23%
Class C	1.98%
Class R	1.48%
Class R6	.98%
Class S	.98%
Institutional Class	.98%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $518,678, of which $85,228 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain

DWS RREEF Real Estate Securities Fund	|	21

transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$8,863	$3,096
Class C	438	138
Class R	1,892	705
Class R6	5,807	1,782
Class S	7,407	2,494
Institutional Class	1,401	477
	$25,808	$8,692
In addition, for the six months ended June 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$158,228
Class C	3,348
Class R	24,244
Class S	97,393
Institutional Class	223,511
$506,724
Distribution and Service Fees.  Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended June 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2024
Class C	$14,689	$2,287
Class R	25,410	4,131
	$40,099	$6,418

22	|	DWS RREEF Real Estate Securities Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2024	Annualized Rate
Class A	$190,167	$63,786.25%
Class C	4,897	1,444.25%
Class R	25,410	8,390.25%
	$220,474	$73,620
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2024 aggregated $868.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2024, the CDSC for Class C shares aggregated $256. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2024, DDI received $10 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $554, of which $473 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its

DWS RREEF Real Estate Securities Fund	|	23

proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	660,654	$13,385,159	1,357,311	$26,291,584
Class C	10,816	222,803	13,435	264,814
Class R	95,012	1,913,559	183,811	3,577,489
Class R6	1,689,243	34,132,698	3,130,830	60,621,986
Class S	348,749	7,126,991	880,417	17,138,584
Institutional Class	3,095,182	62,766,208	4,268,040	82,757,538
		$119,547,418		$190,651,995

24	|	DWS RREEF Real Estate Securities Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	50,624	$1,038,436	94,840	$1,820,903
Class C	1,105	23,021	1,839	35,895
Class R	8,181	167,802	14,013	269,343
Class R6	129,925	2,658,920	227,958	4,371,711
Class S	49,523	1,022,644	96,780	1,866,856
Institutional Class	276,427	5,654,885	511,986	9,791,013
		$10,565,708		$18,155,721
Shares redeemed
Class A	(1,446,061)	$(29,275,943)	(2,345,789)	$(45,679,669)
Class C	(33,311)	(678,223)	(109,191)	(2,150,109)
Class R	(126,195)	(2,549,295)	(397,641)	(7,756,141)
Class R6	(1,760,746)	(35,555,606)	(3,299,505)	(64,221,739)
Class S	(568,777)	(11,588,837)	(2,166,098)	(42,201,035)
Institutional Class	(2,994,256)	(60,561,487)	(10,038,432)	(194,389,385)
		$(140,209,391)		$(356,398,078)
Net increase (decrease)
Class A	(734,783)	$(14,852,348)	(893,638)	$(17,567,182)
Class C	(21,390)	(432,399)	(93,917)	(1,849,400)
Class R	(23,002)	(467,934)	(199,817)	(3,909,309)
Class R6	58,422	1,236,012	59,283	771,958
Class S	(170,505)	(3,439,202)	(1,188,901)	(23,195,595)
Institutional Class	377,353	7,859,606	(5,258,406)	(101,840,834)
		$(10,096,265)		$(147,590,362)
F.
Real Estate Concentration Risk
Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, may have a significant impact on the Fund’s performance. In particular, real estate companies can be negatively affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liability or losses due to environmental problems,

DWS RREEF Real Estate Securities Fund	|	25

extreme weather or natural disasters, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans, and losses from casualty or condemnation. In addition, real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. During periods of rising interest rates, real estate securities may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Rising interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Political or regulatory pressures may restrict the eviction of real estate tenants in default. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small capitalizations, which can increase volatility.

26	|	DWS RREEF Real Estate Securities Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS RREEF Real Estate Securities Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, in September 2023.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS

DWS RREEF Real Estate Securities Fund	|	27

Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.

28	|	DWS RREEF Real Estate Securities Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages DWS Europe Funds comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA

DWS RREEF Real Estate Securities Fund	|	29

and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the

30	|	DWS RREEF Real Estate Securities Fund

best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS RREEF Real Estate Securities Fund	|	31

DRESF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2024